Consolidated Summary of Investments (Detail) $ in Millions	Dec. 31, 2015 USD ($)
Summary of Investments Other Than Investments in Related Parties
Cost	$ 48,111
Amount at which shown in the consolidated balance sheet	48,668
Policy loans [Member]
Summary of Investments Other Than Investments in Related Parties
Cost	993
Amount at which shown in the consolidated balance sheet	993
Other investments [Member]
Summary of Investments Other Than Investments in Related Parties
Cost	855
Amount at which shown in the consolidated balance sheet	855
Short-term investments [Member]
Summary of Investments Other Than Investments in Related Parties
Cost	766
Amount at which shown in the consolidated balance sheet	766
Fixed maturity securities [Member] | Available-for-sale Securities [Member]
Summary of Investments Other Than Investments in Related Parties
Cost	36,996
Fair value	37,570
Amount at which shown in the consolidated balance sheet	37,570
Fixed maturity securities [Member] | US Government Corporations and Agencies securities [Member] | Available-for-sale Securities [Member]
Summary of Investments Other Than Investments in Related Parties
Cost	343
Fair value	402
Amount at which shown in the consolidated balance sheet	402
Fixed maturity securities [Member] | Obligations of states, political subdivisions and foreign governments [Member] | Available-for-sale Securities [Member]
Summary of Investments Other Than Investments in Related Parties
Cost	2,136
Fair value	2,367
Amount at which shown in the consolidated balance sheet	2,367
Fixed maturity securities [Member] | Public Utility, Bonds [Member] | Available-for-sale Securities [Member]
Summary of Investments Other Than Investments in Related Parties
Cost	3,411
Fair value	3,495
Amount at which shown in the consolidated balance sheet	3,495
Fixed maturity securities [Member] | All Other Corporate Bonds [Member] | Available-for-sale Securities [Member]
Summary of Investments Other Than Investments in Related Parties
Cost	31,106
Fair value	31,306
Amount at which shown in the consolidated balance sheet	31,306
Equity securities [Member] | Available-for-sale Securities [Member]
Summary of Investments Other Than Investments in Related Parties
Cost	7
Fair value	21
Amount at which shown in the consolidated balance sheet	21
Equity securities [Member] | Industrial, miscellaneous and all other [Member] | Available-for-sale Securities [Member]
Summary of Investments Other Than Investments in Related Parties
Cost	7
Fair value	17
Amount at which shown in the consolidated balance sheet	17
Equity securities [Member] | Nonredeemable preferred stocks [Member] | Available-for-sale Securities [Member]
Summary of Investments Other Than Investments in Related Parties
Fair value	4
Amount at which shown in the consolidated balance sheet	4
Trading assets [Member]
Summary of Investments Other Than Investments in Related Parties
Cost	72
Fair value	67
Amount at which shown in the consolidated balance sheet	67
Mortgage loans, net of allowance [Member]
Summary of Investments Other Than Investments in Related Parties
Cost	8,422
Amount at which shown in the consolidated balance sheet	$ 8,396	[1]

[1]	Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans (see Note 6 to the audited consolidated financial statements).